Goodwill - Summary of Goodwill (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes In Goodwill [Abstract]
Beginning balance	¥ 17,088	¥ 16,262
Business combination	52	826
Ending balance	¥ 17,140	¥ 17,088